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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

     Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Equity Index Fund, for the six months ended January 31, 2008. This one series has a July 31 fiscal year end.

Date of reporting period: January 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
38	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Equity Index Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

6-month return with sales charge	-9.24%	-9.81%	-6.01%	N/A	N/A

6-month return w/o sales charge	-4.71%	-5.08%	-5.06%	-4.59%	-4.73%

Average annual return*

1-year with sales charge	-7.59%	-8.49%	-4.66%	N/A	N/A

1-year w/o sales charge	-2.99%	-3.71%	-3.71%	-2.74%	-3.00%

5-year	10.28%	10.25%	10.52%	11.63%	11.35%

10-year	4.03%	3.82%	3.87%	4.78%	4.52%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Equity Index Fund. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of Class A of the fund’s predecessor fund, CoreFund Equity Index Fund. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares versus a similar investment in the S&P 500® Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of January 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 952.87	$ 2.80
Class B	$ 1,000.00	$ 949.22	$ 6.47
Class C	$ 1,000.00	$ 949.36	$ 6.47
Class I	$ 1,000.00	$ 954.13	$ 1.57
Class IS	$ 1,000.00	$ 952.68	$ 2.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.27	$ 2.90
Class B	$ 1,000.00	$ 1,018.50	$ 6.70
Class C	$ 1,000.00	$ 1,018.50	$ 6.70
Class I	$ 1,000.00	$ 1,023.53	$ 1.63
Class IS	$ 1,000.00	$ 1,022.27	$ 2.90

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$54.39	$ 47.72	$ 46.12	$41.29	$ 37.12	$ 34.22

Income from investment operations
Net investment income (loss)	0.43	0.72	0.64	0.68	0.46	0.42
Net realized and unrealized gains or losses on investments	(2.98)	6.66	1.57	4.83	4.18	2.90

Total from investment operations	(2.55)	7.38	2.21	5.51	4.64	3.32

Distributions to shareholders from
Net investment income	(0.39)	(0.71)	(0.61)	(0.68)	(0.47)	(0.42)

Net asset value, end of period	$51.45	$ 54.39	$ 47.72	$46.12	$ 41.29	$ 37.12

Total return[1]	(4.71%)	15.51%	4.82%	13.43%	12.51%	9.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$305,423	$366,413	$241,553	$265,500	$245,244	$207,813
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	0.57%[2]	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/
reimbursements and expense reductions	0.90%[2]	0.88%	0.96%	0.98%	0.99%	1.04%
Net investment income (loss)	1.53%[2]	1.35%	1.35%	1.56%	1.12%	1.25%
Portfolio turnover rate	4%	14%	6%	4%	3%	13%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$54.10	$ 47.46	$ 45.88	$41.09	$ 36.95	$ 34.07

Income from investment operations
Net investment income (loss)	0.22[1]	0.34[1]	0.28[1]	0.35[1]	0.15	0.16
Net realized and unrealized gains or losses on investments	(2.95)	6.60	1.58	4.80	4.16	2.89

Total from investment operations	(2.73)	6.94	1.86	5.15	4.31	3.05

Distributions to shareholders from
Net investment income	(0.18)	(0.30)	(0.28)	(0.36)	(0.17)	(0.17)

Net asset value, end of period	$51.19	$ 54.10	$ 47.46	$45.88	$ 41.09	$ 36.95

Total return[2]	(5.08%)	14.65%	4.05%	12.57%	11.67%	9.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,771	$113,488	$141,090	$186,218	$201,550	$188,488
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	1.32%[3]	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/
reimbursements and expense reductions	1.65%[3]	1.63%	1.69%	1.68%	1.69%	1.77%
Net investment income (loss)	0.79%[3]	0.65%	0.60%	0.82%	0.37%	0.50%
Portfolio turnover rate	4%	14%	6%	4%	3%	13%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$54.15	$ 47.52	$ 45.95	$41.14	$ 37.00	$ 34.12

Income from investment operations
Net investment income (loss)	0.21	0.34[1]	0.27	0.35[1]	0.15	0.17
Net realized and unrealized gains or losses on investments	(2.95)	6.60	1.58	4.82	4.16	2.88

Total from investment operations	(2.74)	6.94	1.85	5.17	4.31	3.05

Distributions to shareholders from
Net investment income	(0.18)	(0.31)	(0.28)	(0.36)	(0.17)	(0.17)

Net asset value, end of period	$51.23	$ 54.15	$ 47.52	$45.95	$ 41.14	$ 37.00

Total return[2]	(5.06%)	14.63%	4.04%	12.61%	11.66%	9.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$157,322	$175,657	$173,515	$198,719	$199,725	$185,702
Ratios to average net assets
Expenses including waivers/
reductions reimbursements but excluding expense	1.32%[3]	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/
reductions reimbursements and expense	1.65%[3]	1.63%	1.69%	1.68%	1.69%	1.77%
Net investment income (loss)	0.78%[3]	0.63%	0.60%	0.81%	0.37%	0.50%
Portfolio turnover rate	4%	14%	6%	4%	3%	13%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$54.43	$ 47.76	$ 46.15	$41.31	$ 37.14	$ 34.23

Income from investment operations
Net investment income (loss)	0.51	0.85	0.75[1]	0.82	0.59	0.51
Net realized and unrealized gains or losses on investments	(2.97)	6.66	1.58	4.80	4.15	2.90

Total from investment operations	(2.46)	7.51	2.33	5.62	4.74	3.41

Distributions to shareholders from
Net investment income	(0.47)	(0.84)	(0.72)	(0.78)	(0.57)	(0.50)

Net asset value, end of period	$51.50	$ 54.43	$ 47.76	$46.15	$ 41.31	$ 37.14

Total return	(4.59%)	15.80%	5.08%	13.72%	12.78%	10.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$306,764	$340,321	$255,492	$326,324	$393,068	$429,681
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	0.32%[2]	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses excluding waivers/
reimbursements and expense reductions	0.65%[2]	0.63%	0.69%	0.68%	0.69%	0.77%
Net investment income (loss)	1.79%[2]	1.62%	1.60%	1.83%	1.38%	1.49%
Portfolio turnover rate	4%	14%	6%	4%	3%	13%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$54.40	$47.73	$ 46.12	$41.29	$ 37.12	$ 34.22

Income from investment operations
Net investment income (loss)	0.44	0.79	0.64	0.69	0.46	0.42
Net realized and unrealized gains or losses on investments	(2.99)	6.59	1.58	4.81	4.18	2.90

Total from investment operations	(2.55)	7.38	2.22	5.50	4.64	3.32

Distributions to shareholders from
Net investment income	(0.39)	(0.71)	(0.61)	(0.67)	(0.47)	(0.42)

Net asset value, end of period	$51.46	$54.40	$ 47.73	$46.12	$ 41.29	$ 37.12

Total return	(4.73%)	15.50%	4.84%	13.42%	12.51%	9.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,731	$9,807	$15,035	$15,010	$15,426	$12,807
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	0.57%[1]	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/
reimbursements and expense reductions	0.90%[1]	0.88%	0.94%	0.93%	0.94%	1.02%
Net investment income (loss)	1.53%[1]	1.39%	1.34%	1.57%	1.13%	1.25%
Portfolio turnover rate	4%	14%	6%	4%	3%	13%

1 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 8.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	17,177	$432,345
Johnson Controls, Inc.	42,528	1,504,216

		1,936,561

Automobiles 0.3%
Ford Motor Co. *	151,128	1,003,490
General Motors Corp.	40,534	1,147,517
Harley-Davidson, Inc.	17,293	701,750

		2,852,757

Distributors 0.1%
Genuine Parts Co.	12,024	528,214

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	9,795	781,053
H&R Block, Inc.	23,278	448,567

		1,229,620

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	31,282	1,391,736
Darden Restaurants, Inc.	10,162	287,788
International Game Technology	22,588	963,830
Marriott International, Inc., Class A	22,387	805,037
McDonald’s Corp.	84,707	4,536,060
Starbucks Corp. *	52,310	989,182
Starwood Hotels & Resorts Worldwide, Inc.	14,262	645,355
Wendy’s International, Inc.	6,259	152,845
Wyndham Worldwide Corp. *	12,743	300,225
Yum! Brands, Inc.	36,425	1,244,278

		11,316,336

Household Durables 0.5%
Black & Decker Corp.	4,478	324,834
Centex Corp.	8,706	241,853
D.R. Horton, Inc.	19,852	342,447
Fortune Brands, Inc.	10,940	764,925
Harman International Industries, Inc.	4,331	201,695
KB Home	5,516	151,690
Leggett & Platt, Inc.	12,183	231,720
Lennar Corp., Class A (p)	9,982	205,629
Newell Rubbermaid, Inc.	20,003	482,472
Pulte Homes, Inc.	15,220	248,695
Snap-On, Inc.	4,126	202,669
Stanley Works	5,886	302,305
Whirlpool Corp.	5,535	471,084

		4,172,018

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	22,003	$1,709,633
Expedia, Inc. *	14,873	342,376
IAC/InterActiveCorp.	13,203	342,486

		2,394,495

Leisure Equipment & Products 0.1%
Brunswick Corp.	6,298	119,599
Eastman Kodak Co.	20,624	411,036
Hasbro, Inc.	10,533	273,542
Mattel, Inc.	26,272	551,975

		1,356,152

Media 2.8%
CBS Corp., Class B	49,061	1,235,847
Clear Channel Communications, Inc.	35,660	1,095,119
Comcast Corp., Class A * (p)	220,093	3,996,889
DIRECTV Group, Inc. *	51,414	1,160,928
E.W. Scripps Co., Class A	6,417	261,300
Gannett Co., Inc.	16,625	615,125
Interpublic Group of Cos. *	33,760	301,477
McGraw-Hill Cos. (p)	23,562	1,007,511
Meredith Corp.	2,718	127,719
New York Times Co., Class A (p)	10,303	172,472
News Corp., Class A	165,669	3,131,144
Omnicom Group, Inc.	23,412	1,062,202
Time Warner, Inc.	258,869	4,074,598
Viacom, Inc., Class B *	46,998	1,821,643
Walt Disney Co.	136,323	4,080,147
Washington Post Co., Class B	416	309,504

		24,453,625

Multi-line Retail 0.9%
Big Lots, Inc. *	6,476	112,423
Dillard’s, Inc., Class A	4,091	81,124
Family Dollar Stores, Inc.	10,061	211,583
J.C. Penney Co., Inc.	15,878	752,776
Kohl’s Corp. *	22,465	1,025,303
Macy’s, Inc.	31,010	857,116
Nordstrom, Inc.	13,463	523,711
Sears Holdings Corp. * (p)	5,225	577,310
Target Corp.	59,503	3,307,177

		7,448,523

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.7%
Abercrombie & Fitch Co., Class A	6,169	$491,608
AutoNation, Inc. *	9,881	160,863
AutoZone, Inc. *	3,161	382,102
Bed, Bath & Beyond, Inc. *	18,966	611,464
Best Buy Co., Inc.	25,133	1,226,742
Circuit City Stores, Inc.	12,072	65,672
GameStop Corp., Class A *	11,390	589,205
Gap, Inc.	33,356	637,767
Home Depot, Inc.	120,863	3,706,868
Limited Brands, Inc.	22,256	424,867
Lowe’s Cos.	104,748	2,769,537
Office Depot, Inc. *	19,546	289,867
OfficeMax, Inc.	5,400	133,758
RadioShack Corp.	9,387	162,864
Sherwin-Williams Co.	7,467	427,187
Staples, Inc.	50,641	1,212,345
Tiffany & Co.	9,714	387,588
TJX Cos.	31,298	987,765

		14,668,069

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	26,366	845,031
Jones Apparel Group, Inc.	6,106	102,581
Liz Claiborne, Inc.	7,125	155,966
Nike, Inc., Class B	27,503	1,698,585
Polo Ralph Lauren Corp.	4,217	255,508
VF Corp.	6,305	487,818

		3,545,489

CONSUMER STAPLES 10.3%
Beverages 2.4%
Anheuser-Busch Companies, Inc.	52,556	2,444,905
Brown-Forman Corp., Class B	6,187	389,657
Coca-Cola Co.	142,336	8,422,021
Coca-Cola Enterprises, Inc.	20,496	472,843
Constellation Brands, Inc., Class A *	13,885	290,197
Molson Coors Brewing Co., Class B	9,787	437,185
Pepsi Bottling Group, Inc.	9,933	346,165
PepsiCo, Inc.	115,282	7,861,080

		20,664,053

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	31,088	2,112,119
CVS Caremark Corp.	105,771	4,132,473
Kroger Co.	48,784	1,241,553
Safeway, Inc.	31,684	981,887

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
SUPERVALU, Inc.	15,140	$455,108
Sysco Corp.	43,555	1,265,273
Wal-Mart Stores, Inc.	169,221	8,609,964
Walgreen Co.	71,017	2,493,407
Whole Foods Market, Inc.	9,980	393,611

		21,685,395

Food Products 1.4%
Archer Daniels Midland Co.	46,042	2,028,150
Campbell Soup Co.	15,935	503,705
ConAgra Foods, Inc.	34,896	751,311
Dean Foods Co.	9,425	263,900
General Mills, Inc.	24,181	1,320,524
H.J. Heinz Co.	22,697	965,984
Hershey Co.	12,033	435,595
Kellogg Co.	18,901	905,358
Kraft Foods, Inc., Class A	110,807	3,242,213
McCormick & Co., Inc.	9,149	308,504
Sara Lee Corp.	51,865	729,222
Tyson Foods, Inc., Class A	19,611	279,457
Wm. Wrigley Jr. Co.	15,600	895,908

		12,629,831

Household Products 2.3%
Clorox Co.	9,919	608,233
Colgate-Palmolive Co.	36,507	2,811,039
Kimberly-Clark Corp.	30,303	1,989,392
Procter & Gamble Co.	222,419	14,668,533

		20,077,197

Personal Products 0.2%
Avon Products, Inc.	30,729	1,076,130
Estee Lauder Cos., Class A	8,155	344,141

		1,420,271

Tobacco 1.5%
Altria Group, Inc.	150,850	11,437,447
Reynolds American, Inc.	12,254	776,046
UST, Inc.	11,218	582,887

		12,796,380

ENERGY 12.2%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	22,788	1,479,625
BJ Services Co.	20,972	456,141
Cameron International Corp. *	15,665	630,673
ENSCO International, Inc.	10,375	530,370

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Halliburton Co.	63,106	$2,093,226
Nabors Industries, Ltd. *	20,284	552,130
National Oilwell Varco, Inc. *	25,544	1,538,515
Noble Corp.	19,197	840,253
Rowan Companies, Inc.	7,970	271,299
Schlumberger, Ltd.	85,645	6,462,772
Smith International, Inc.	14,347	777,751
Transocean, Inc. *	22,774	2,792,092
Weatherford International, Ltd. *	24,155	1,493,021

		19,917,868

Oil, Gas & Consumable Fuels 9.9%
Anadarko Petroleum Corp.	33,399	1,956,847
Apache Corp.	23,717	2,263,550
Chesapeake Energy Corp.	32,531	1,211,129
Chevron Corp.	151,216	12,777,752
ConocoPhillips	114,557	9,201,218
Consol Energy, Inc.	12,995	948,635
Devon Energy Corp.	31,867	2,708,058
El Paso Corp.	50,167	826,752
EOG Resources, Inc.	17,617	1,541,487
Exxon Mobil Corp.	391,292	33,807,629
Hess Corp.	19,904	1,807,880
Marathon Oil Corp.	50,869	2,383,213
Murphy Oil Corp.	13,473	990,804
Noble Energy, Inc.	12,294	892,299
Occidental Petroleum Corp.	59,342	4,027,542
Peabody Energy Corp.	18,964	1,024,435
Range Resources Corp.	10,685	557,971
Spectra Energy Corp.	45,283	1,034,264
Sunoco, Inc.	8,421	523,786
Tesoro Corp.	9,810	383,081
Valero Energy Corp.	39,421	2,333,329
Williams Cos.	42,507	1,358,949
XTO Energy, Inc.	34,630	1,798,682

		86,359,292

FINANCIALS 18.5%
Capital Markets 3.4%
American Capital Strategies, Ltd. (p)	13,732	482,954
Ameriprise Financial, Inc.	16,607	918,533
Bank of New York Mellon Corp.	81,550	3,802,676
Bear Stearns Cos.	8,269	746,691
Charles Schwab Corp.	67,086	1,496,018
E*TRADE Financial Corp. * (p)	33,071	164,363
Federated Investors, Inc., Class B	6,194	263,679

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Franklin Resources, Inc.	11,581	$1,207,088
Goldman Sachs Group, Inc.	28,480	5,717,930
Janus Capital Group, Inc.	10,988	296,786
Legg Mason, Inc.	9,617	692,424
Lehman Brothers Holdings, Inc. (p)	37,960	2,435,893
Merrill Lynch & Co., Inc.	61,307	3,457,715
Morgan Stanley	76,002	3,756,779
Northern Trust Corp.	13,704	1,005,325
State Street Corp.	27,660	2,271,439
T. Rowe Price Group, Inc.	18,911	956,707

		29,673,000

Commercial Banks 3.4%
BB&T Corp. (p)	39,351	1,427,654
Comerica, Inc.	10,816	471,794
Commerce Bancorp, Inc.	13,954	531,787
Fifth Third Bancorp	38,147	1,033,784
First Horizon National Corp. (p)	9,052	196,157
Huntington Bancshares, Inc.	26,204	352,444
KeyCorp	27,843	728,095
M&T Bank Corp.	5,351	491,061
Marshall & Ilsley Corp.	18,429	514,169
National City Corp.	45,377	807,257
PNC Financial Services Group, Inc.	25,036	1,642,862
Regions Financial Corp.	49,781	1,256,472
SunTrust Banks, Inc.	25,013	1,724,646
U.S. Bancorp	123,660	4,198,257
Wachovia Corp. (p) °	141,476	5,507,661
Wells Fargo & Co.	241,665	8,219,027
Zions Bancorp	7,737	423,523

		29,526,650

Consumer Finance 0.8%
American Express Co.	83,752	4,130,649
Capital One Financial Corp.	27,988	1,534,022
Discover Financial Services	34,201	598,518
SLM Corp.	36,938	803,401

		7,066,590

Diversified Financial Services 4.8%
Bank of America Corp.	317,862	14,097,180
CIT Group, Inc.	13,581	379,725
Citigroup, Inc.	357,537	10,089,694
CME Group, Inc., Class A	3,922	2,427,326
IntercontinentalExchange, Inc.	4,983	697,421
JPMorgan Chase & Co.	240,567	11,438,961

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
Leucadia National Corp.	12,110	$534,899
Moody’s Corp.	15,360	537,446
NYSE Euronext	18,979	1,492,698

		41,695,350

Insurance 4.3%
ACE, Ltd.	23,604	1,377,057
AFLAC, Inc.	34,936	2,142,625
Allstate Corp.	40,874	2,013,862
Ambac Financial Group, Inc. (p)	7,273	85,240
American International Group, Inc.	181,640	10,019,262
AON Corp.	21,028	915,139
Assurant, Inc.	6,839	443,783
Chubb Corp.	27,485	1,423,448
Cincinnati Financial Corp.	11,889	458,202
Genworth Financial, Inc., Class A	31,414	764,617
Hartford Financial Services Group, Inc.	22,476	1,815,386
Lincoln National Corp.	19,282	1,048,169
Loews Corp.	31,481	1,469,848
Marsh & McLennan Cos.	37,252	1,028,155
MBIA, Inc. (p)	9,031	139,980
MetLife, Inc.	53,039	3,127,710
Principal Financial Group, Inc.	18,735	1,116,793
Progressive Corp.	49,996	927,926
Prudential Financial, Inc.	32,515	2,743,291
SAFECO Corp.	6,772	361,422
Torchmark Corp.	6,602	403,118
Travelers Companies, Inc.	46,190	2,221,739
UnumProvident Corp.	25,842	584,546
XL Capital, Ltd., Class A	12,766	574,470

		37,205,788

Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co., Class A	6,846	271,376
AvalonBay Communities, Inc.	5,640	529,878
Boston Properties, Inc.	8,542	785,181
Developers Diversified Realty Corp.	8,799	362,079
Equity Residential	19,413	726,240
General Growth Properties, Inc.	17,462	637,712
Host Hotels & Resorts, Inc.	37,413	626,294
Kimco Realty Corp.	18,099	648,125
Plum Creek Timber Co., Inc.	12,339	515,153
ProLogis	18,443	1,094,592
Public Storage, Inc.	8,918	697,834
Simon Property Group, Inc.	15,971	1,427,488
Vornado Realty Trust	9,596	867,478

		9,189,430

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	14,174	$275,117

Thrifts & Mortgage Finance 0.7%
Countrywide Financial Corp. (p)	41,445	288,457
Fannie Mae	70,054	2,372,029
Freddie Mac	47,380	1,439,878
Hudson City Bancorp, Inc.	37,272	610,515
MGIC Investment Corp. (p)	5,858	108,373
Sovereign Bancorp, Inc.	25,813	321,888
Washington Mutual, Inc.	62,216	1,239,343

		6,380,483

HEALTH CARE 12.1%
Biotechnology 1.3%
Amgen, Inc. *	77,894	3,629,081
Biogen Idec, Inc. *	21,010	1,280,560
Celgene Corp. *	27,634	1,550,544
Genzyme Corp. *	19,049	1,488,298
Gilead Sciences, Inc. *	66,659	3,045,650

		10,994,133

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	45,411	2,758,264
Becton, Dickinson & Co.	17,468	1,511,506
Boston Scientific Corp. *	96,090	1,165,572
C.R. Bard, Inc.	7,297	704,671
Covidien, Ltd.	35,658	1,591,417
Hospira, Inc. *	11,284	463,885
Medtronic, Inc.	80,976	3,771,052
St. Jude Medical, Inc. *	24,519	993,265
Stryker Corp.	17,051	1,141,906
Varian Medical Systems, Inc. *	8,960	465,830
Zimmer Holdings, Inc. *	16,811	1,315,797

		15,883,165

Health Care Providers & Services 2.4%
Aetna, Inc.	35,838	1,908,732
AmerisourceBergen Corp.	12,029	561,153
Cardinal Health, Inc.	25,894	1,501,075
CIGNA Corp.	19,993	982,856
Coventry Health Care, Inc. *	11,092	627,585
Express Scripts, Inc. *	18,050	1,218,194
Humana, Inc. *	12,134	974,360
Laboratory Corporation of America Holdings *	8,250	609,510
McKesson Corp.	20,725	1,301,323
Medco Health Solutions, Inc. *	38,308	1,918,465
Patterson Companies, Inc. *	10,013	320,817

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Quest Diagnostics, Inc.	11,232	$553,962
Tenet Healthcare Corp. *	33,953	150,412
UnitedHealth Group, Inc.	92,542	4,704,835
WellPoint, Inc. *	40,917	3,199,709

		20,532,988

Health Care Technology 0.0%
IMS Health, Inc.	13,893	331,904

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	12,045	379,779
Millipore Corp. *	3,909	274,216
PerkinElmer, Inc.	8,489	211,291
Thermo Fisher Scientific, Inc. *	30,218	1,555,925
Waters Corp. *	7,192	413,181

		2,834,392

Pharmaceuticals 6.3%
Abbott Laboratories	110,669	6,230,665
Allergan, Inc.	21,984	1,477,105
Barr Pharmaceuticals, Inc. *	7,716	402,698
Bristol-Myers Squibb Co.	141,696	3,285,930
Eli Lilly & Co.	70,676	3,641,228
Forest Laboratories, Inc. *	22,334	888,223
Johnson & Johnson	204,952	12,965,263
King Pharmaceuticals, Inc. *	17,506	183,638
Merck & Co., Inc.	155,880	7,214,126
Mylan Laboratories, Inc.	21,656	322,891
Pfizer, Inc.	489,134	11,440,844
Schering-Plough Corp.	116,001	2,270,140
Watson Pharmaceuticals, Inc. *	7,422	193,788
Wyeth	95,906	3,817,059

		54,333,598

INDUSTRIALS 11.6%
Aerospace & Defense 2.9%
Boeing Co.	55,508	4,617,155
General Dynamics Corp.	28,816	2,433,799
Goodrich Corp.	8,947	559,635
Honeywell International, Inc.	53,483	3,159,241
L-3 Communications Holdings, Inc.	9,008	998,357
Lockheed Martin Corp.	24,855	2,682,352
Northrop Grumman Corp.	24,233	1,923,131
Precision Castparts Corp.	9,893	1,125,823
Raytheon Co.	30,747	2,002,860
Rockwell Collins Corp.	11,667	737,354
United Technologies Corp.	70,795	5,197,061

		25,436,768

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	12,157	$675,200
Expeditors International of Washington, Inc.	15,263	721,787
FedEx Corp.	22,149	2,070,489
United Parcel Service, Inc., Class B	75,258	5,505,875

		8,973,351

Airlines 0.1%
Southwest Airlines Co.	52,570	616,646

Building Products 0.1%
Masco Corp.	26,413	605,650
Trane, Inc.	12,275	549,674

		1,155,324

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	20,736	204,250
Avery Dennison Corp.	7,626	395,179
Cintas Corp.	9,670	317,369
Equifax, Inc.	9,441	350,167
Monster Worldwide, Inc. *	9,162	255,162
Pitney Bowes, Inc.	15,533	570,061
R.R. Donnelley & Sons Co.	15,369	536,224
Robert Half International, Inc.	11,535	320,442
Waste Management, Inc.	36,406	1,181,011

		4,129,865

Construction & Engineering 0.2%
Fluor Corp.	6,333	770,536
Jacobs Engineering Group, Inc. *	8,653	661,435

		1,431,971

Electrical Equipment 0.5%
Cooper Industries, Inc.	12,897	574,432
Emerson Electric Co.	56,379	2,866,308
Rockwell Automation, Inc.	10,687	609,373

		4,050,113

Industrial Conglomerates 3.7%
3M Co.	51,079	4,068,442
General Electric Co.	723,783	25,629,157
Textron, Inc.	17,851	1,000,549
Tyco International, Ltd.	35,438	1,394,840

		32,092,988

Machinery 1.8%
Caterpillar, Inc.	45,545	3,240,071
Cummins, Inc.	14,629	706,288
Danaher Corp.	18,130	1,349,778

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

			Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Deere & Co.			31,781	$2,789,101
Dover Corp.			14,232	574,403
Eaton Corp.			10,492	868,318
Illinois Tool Works, Inc.			29,607	1,492,193
Ingersoll-Rand Co., Ltd., Class A			19,512	771,114
ITT Corp.			12,985	771,699
Manitowoc Co.			9,298	354,440
Paccar, Inc.			26,378	1,237,656
Pall Corp.			8,781	323,931
Parker Hannifin Corp.			12,047	814,498
Terex Corp. *			7,349	431,827

				15,725,317

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.			21,345	1,846,770
CSX Corp.			30,110	1,459,733
Norfolk Southern Corp.			27,733	1,508,398
Ryder System, Inc.			4,156	216,361
Union Pacific Corp.			18,809	2,351,689

				7,382,951

Trading Companies & Distributors		0.0%
W.W. Grainger, Inc.			4,824	383,846

INFORMATION TECHNOLOGY	15.5%
Communications Equipment	2.5%
Ciena Corp. *			6,157	167,039
Cisco Systems, Inc. *			434,502	10,645,299
Corning, Inc.			112,857	2,716,468
JDS Uniphase Corp. *			15,718	163,624
Juniper Networks, Inc. *			37,356	1,014,215
Motorola, Inc.			163,597	1,886,274
QUALCOMM, Inc.			117,202	4,971,709
Tellabs, Inc. *			31,451	214,496

				21,779,124

Computers & Peripherals 4.1%
Apple, Inc. *			62,704	8,487,613
Dell, Inc. *			160,494	3,216,300
EMC Corp. *			150,270	2,384,785
Hewlett-Packard Co.			184,635	8,077,781
International Business Machines Corp.			98,686	10,592,955
Lexmark International, Inc., Class A *			6,784	245,649
Network Appliance, Inc. *			24,650	572,373
QLogic Corp. *			9,803	140,183
SanDisk Corp. *			16,344	415,955

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Sun Microsystems, Inc.	59,341	$1,038,467
Teradata Corp.	12,963	308,779

		35,480,840

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	27,684	938,764
Jabil Circuit, Inc.	14,902	197,452
Molex, Inc.	10,138	243,718
Tyco Electronics, Ltd.	35,608	1,203,906

		2,583,840

Internet Software & Services 1.6%
Akamai Technologies, Inc. *	11,900	359,380
eBay, Inc. *	81,427	2,189,572
Google, Inc., Class A *	16,580	9,356,094
VeriSign, Inc. *	15,824	536,750
Yahoo!, Inc. *	95,713	1,835,776

		14,277,572

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	7,198	350,902
Automatic Data Processing, Inc.	37,684	1,528,840
Cognizant Technology Solutions Corp., Class A *	20,795	580,180
Computer Sciences Corp. *	11,719	495,948
Convergys Corp. *	9,327	144,662
Electronic Data Systems Corp.	36,675	737,167
Fidelity National Information Services, Inc.	12,225	518,951
Fiserv, Inc. *	11,791	605,704
Paychex, Inc.	23,884	781,484
Total System Services, Inc.	14,175	327,443
Unisys Corp. *	24,904	103,601
Western Union Co.	53,779	1,204,650

		7,379,532

Office Electronics 0.1%
Xerox Corp.	66,205	1,019,557

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. * (p)	43,231	330,285
Altera Corp.	24,054	406,272
Analog Devices, Inc.	21,725	616,121
Applied Materials, Inc.	98,697	1,768,650
Broadcom Corp., Class A *	33,696	744,008
Intel Corp.	418,748	8,877,458
KLA-Tencor Corp.	13,044	544,978
Linear Technology Corp.	16,005	442,858
LSI Corp. *	50,556	263,902

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
MEMC Electronic Materials, Inc. *	16,408	$1,172,516
Microchip Technology, Inc.	15,344	489,627
Micron Technology, Inc. *	54,459	382,847
National Semiconductor Corp.	16,828	310,140
Novellus Systems, Inc. *	8,318	197,636
NVIDIA Corp. *	39,788	978,387
Teradyne, Inc. *	12,435	136,412
Texas Instruments, Inc.	100,136	3,097,206
Xilinx, Inc.	21,055	460,473

		21,219,776

Software 3.6%
Adobe Systems, Inc. *	41,094	1,435,413
Autodesk, Inc. *	16,537	680,498
BMC Software, Inc. *	14,023	449,297
CA, Inc.	28,064	618,250
Citrix Systems, Inc. *	13,586	470,347
Compuware Corp. *	20,498	174,233
Electronic Arts, Inc. *	22,558	1,068,573
Intuit, Inc. *	23,828	731,281
Microsoft Corp.	576,212	18,784,511
Novell, Inc. *	25,056	159,356
Oracle Corp. *	282,418	5,803,690
Symantec Corp. *	62,113	1,113,686

		31,489,135

MATERIALS 3.4%
Chemicals 1.9%
Air Products & Chemicals, Inc.	15,425	1,388,559
Ashland, Inc.	4,011	182,621
Dow Chemical Co.	67,635	2,614,769
E.I. DuPont de Nemours & Co.	64,387	2,909,005
Eastman Chemical Co.	5,804	383,470
Ecolab, Inc.	12,509	603,559
Hercules, Inc. *	8,282	145,184
International Flavors & Fragrances, Inc.	5,825	248,203
Monsanto Co.	39,162	4,403,375
PPG Industries, Inc.	11,727	775,037
Praxair, Inc.	22,624	1,830,508
Rohm & Haas Co.	8,974	478,763
Sigma-Aldrich Corp.	9,312	462,434

		16,425,487

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.1%
Vulcan Materials Co.	7,749	$607,987

Containers & Packaging 0.1%
Ball Corp.	7,197	330,270
Bemis Co., Inc.	7,200	195,696
Pactiv Corp. *	9,344	267,332
Sealed Air Corp.	11,569	302,529

		1,095,827

Metals & Mining 1.0%
Alcoa, Inc.	60,742	2,010,560
Allegheny Technologies, Inc.	7,324	515,610
Freeport-McMoRan Copper & Gold, Inc.	27,352	2,435,149
Newmont Mining Corp.	32,360	1,758,442
NuCor Corp.	20,621	1,191,894
Titanium Metals Corp.	6,273	136,375
United States Steel Corp.	8,459	863,748

		8,911,778

Paper & Forest Products 0.3%
International Paper Co.	30,662	988,850
MeadWestvaco Corp.	13,231	370,468
Weyerhaeuser Co.	15,006	1,016,206

		2,375,524

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	434,344	16,717,901
CenturyTel, Inc.	7,906	291,810
Citizens Communications Co.	23,475	269,258
Embarq Corp.	10,943	495,718
Qwest Communications International, Inc. * (p)	112,456	661,241
Verizon Communications, Inc.	206,999	8,039,841
Windstream Corp.	34,169	396,702

		26,872,471

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A *	28,987	1,087,882
Sprint Nextel Corp.	203,688	2,144,835

		3,232,717

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 3.6%
Electric Utilities 2.2%
Allegheny Energy, Inc. *	11,905	$652,275
American Electric Power Co., Inc.	28,647	1,226,951
CMS Energy Corp.	16,120	252,600
Consolidated Edison, Inc.	19,445	847,413
Duke Energy Corp.	90,311	1,685,203
Edison International	23,334	1,217,101
Entergy Corp.	13,921	1,505,974
Exelon Corp.	47,266	3,601,197
FirstEnergy Corp.	21,831	1,554,804
FPL Group, Inc.	29,154	1,879,850
Pepco Holdings, Inc.	14,342	365,147
Pinnacle West Capital Corp.	7,189	276,201
PPL Corp.	26,656	1,304,012
Progress Energy, Inc.	18,564	838,536
Southern Co.	54,392	1,977,149

		19,184,413

Gas Utilities 0.1%
Nicor, Inc.	3,232	132,512
Questar Corp.	12,372	629,859

		762,371

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	47,931	914,523
Constellation Energy Group, Inc.	12,937	1,215,561
Dynegy, Inc., Class A *	35,505	249,245

		2,379,329

Multi-Utilities 1.0%
Ameren Corp.	14,897	667,535
CenterPoint Energy, Inc.	23,007	368,342
Dominion Resources, Inc.	41,885	1,801,055
DTE Energy Co.	11,725	500,071
Integrys Energy Group, Inc.	5,461	265,514
NiSource, Inc.	19,636	372,888
PG&E Corp.	25,357	1,040,651
Public Service Enterprise Group, Inc.	18,213	1,748,448
Sempra Energy	18,721	1,046,504
TECO Energy, Inc.	15,088	251,517
Xcel Energy, Inc.	30,075	625,259

		8,687,784

Total Common Stocks (cost $432,081,051)		864,518,938

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 2.5%
REPURCHASE AGREEMENTS ^ 1.3%
ABN Amro, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$2,000,178 (pp)	$ 2,000,000	$2,000,000
BNP Paribas SA, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity
value $2,000,178 (pp)	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity $1,000,089 (pp)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $2,000,178 (pp)	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008,
maturing 02/01/2008, maturity value $1,000,189 (pp)	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (pp)	1,000,000	1,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity
value $1,000,089 (pp)	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing
02/01/2008, maturity value $1,000,089 (pp)	1,000,000	1,000,000

		11,000,000

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
2.94%, 03/06/2008 ƒ †	300,000	299,167
3.15%, 04/10/2008 ƒ †	1,000,000	993,963

		1,293,130

	Shares	Value

MUTUAL FUND SHARES 1.1%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I,
3.72% q (p) (p)	279,725	279,725
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	9,488,872	9,488,872

		9,768,597

Total Short-Term Investments (cost $22,061,727)		22,061,727

Total Investments (cost $454,142,778) 101.9%		886,580,665
Other Assets and Liabilities (1.9%)		(16,569,413)

Net Assets 100.0%		$870,011,252

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,057,542 at January 31, 2008. The Fund earned $185,096 of income from Wachovia Corporation during the six months ended
January 31, 2008, which is included in income from affiliates.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 127 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	18.6%
Information Technology	15.7%
Energy	12.3%
Health Care	12.1%
Industrials	11.7%
Consumer Staples	10.3%
Consumer Discretionary	8.8%
Utilities	3.6%
Telecommunication Services	3.5%
Materials	3.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $441,596,364) including $11,281,043
of securities loaned	$871,584,132
Investments in affiliates, at value (cost $12,546,414)	14,996,533

Total investments	886,580,665
Receivable for Fund shares sold	824,479
Dividends receivable	995,328
Receivable for daily variation margin on open futures contracts	231,430
Receivable for securities lending income	10,083
Receivable from investment advisor	994
Prepaid expenses and other assets	49,508

Total assets	888,692,487

Liabilities
Payable for securities purchased	574
Payable for Fund shares redeemed	7,265,320
Payable for securities on loan	11,279,725
Distribution Plan expenses payable	8,829
Due to other related parties	26,375
Accrued expenses and other liabilities	100,412

Total liabilities	18,681,235

Net assets	$870,011,252

Net assets represented by
Paid-in capital	$449,864,050
Undistributed net investment income	1,079,926
Accumulated net realized losses on investments	(13,805,857)
Net unrealized gains on investments	432,873,133

Total net assets	$870,011,252

Net assets consists of
Class A	$305,423,157
Class B	91,771,057
Class C	157,322,198
Class I	306,763,850
Class IS	8,730,990

Total net assets	$870,011,252

Shares outstanding (unlimited number of shares authorized)
Class A	5,935,925
Class B	1,792,906
Class C	3,070,672
Class I	5,957,124
Class IS	169,656

Net asset value per share
Class A	$51.45
Class A — Offering price (based on sales charge of 4.75%)	$54.02
Class B	$51.19
Class C	$51.23
Class I	$51.50
Class IS	$51.46

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends	$9,860,998
Income from affiliates	507,757
Securities lending	29,278
Interest	24,247

Total investment income	10,422,280

Expenses
Advisory fee	1,585,107
Distribution Plan expenses
Class A	441,532
Class B	534,261
Class C	867,676
Class IS	11,822
Administrative services fee	494,505
Transfer agent fees	786,521
Trustees’ fees and expenses	10,936
Printing and postage expenses	59,527
Custodian and accounting fees	139,333
Registration and filing fees	39,325
Professional fees	34,485
Interest expense	3,093
Other	49,971

Total expenses	5,058,094
Less: Expense reductions	(12,656)
Fee waivers and expense reimbursements	(1,625,697)

Net expenses	3,419,741

Net investment income	7,002,539

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	20,078,513
Futures contracts	(2,724,434)

Net realized gains on investments	17,354,079
Net change in unrealized gains or losses on investments	(69,963,244)

Net realized and unrealized gains or losses on investments	(52,609,165)

Net decrease in net assets resulting from operations	$(45,606,626)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income		$7,002,539		$11,271,051
Net realized gains on investments		17,354,079		25,637,269
Net change in unrealized gains or
losses on investments		(69,963,244)		83,238,587

Net increase (decrease) in net assets
resulting from operations		(45,606,626)		120,146,907

Distributions to shareholders from
Net investment income
Class A		(2,533,512)		(3,651,594)
Class B		(341,297)		(748,375)
Class C		(570,008)		(1,079,213)
Class I		(2,937,981)		(5,065,639)
Class IS		(66,579)		(173,433)

Total distributions to shareholders		(6,449,377)		(10,718,253)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	251,544	13,730,810	817,039	43,387,538
Class B	23,844	1,298,502	68,345	3,574,489
Class C	83,857	4,544,721	177,061	9,345,636
Class I	828,585	46,831,678	2,314,982	123,397,830
Class IS	2,861	143,438	2,374	125,582

		66,549,149		179,831,075

Net asset value of shares issued in
reinvestment of distributions
Class A	43,970	2,440,127	63,928	3,393,435
Class B	5,299	292,823	12,365	649,748
Class C	6,299	348,386	12,909	680,634
Class I	18,780	1,042,822	39,479	2,085,529
Class IS	1,095	60,800	3,084	161,807

		4,184,958		6,971,153

Automatic conversion of Class B
shares to Class A shares
Class A	96,558	5,333,611	362,823	18,973,657
Class B	(97,089)	(5,333,611)	(364,883)	(18,973,657)

		0		0

Payment for shares redeemed
Class A	(1,193,016)	(65,078,115)	(1,835,880)	(97,969,366)
Class B	(236,967)	(12,929,115)	(590,866)	(30,995,791)
Class C	(263,150)	(14,292,399)	(597,937)	(31,576,569)
Class I	(1,142,173)	(61,257,865)	(1,451,631)	(78,154,204)
Class IS	(14,581)	(796,151)	(140,206)	(7,539,861)

		(154,353,645)		(246,235,791)

Net asset value of shares issued
in acquisition — Class A	0	0	2,267,307	129,006,508

Net increase (decrease) in net assets
resulting from capital share
transactions		(83,619,538)		69,572,945

Total increase (decrease) in net assets		(135,675,541)		179,001,598
Net assets
Beginning of period		1,005,686,793		826,685,195

End of period		$870,011,252		$1,005,686,793

Undistributed net investment income		$1,079,926		$526,764

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase. For the six months ended January 31, 2008 the advisory fee was equivalent to 0.32% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $1,585,107 and reimbursed other expenses in the amount of $40,590.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2008, EIS received $4,080 from the sale of Class A shares and $71, $74,011 and $2,472 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas S&P 500 Index Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas S&P 500 Index Fund at an exchange ratio of 0.18 for Class A shares of the Fund.

The acquired net assets consisted primarily of portfolio securities with an unrealized appreciation of $38,234,769. The aggregate net assets of the Fund and Atlas S&P 500 Index Fund immediately prior to the acquisition were $974,553,568 and $129,006,508, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,103,560,076.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $42,099,919 and $126,714,711, respectively, for the six months ended January 31, 2008.

At January 31, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2008	Gain

March 2008	26 S&P 500 Index	$ 8,532,154	$ 8,967,400	$ 435,246

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total amount of collateral received for securities loaned amounted to $11,281,043 and 11,279,725, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $458,358,707. The gross unrealized appreciation and depreciation on securities based on tax cost was $467,040,986 and $38,819,028, respectively, with a net unrealized appreciation of $428,221,958.

As of July 31, 2007, the Fund had $24,960,870 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014

$443,911	$313,303	$23,794,478	$227,909	$181,269

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended January 31, 2008, the Fund had average borrowings outstanding of $54,454 (on an annualized basis) at an average rate of 5.68% and paid interest of $3,093.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTIONS

On March 13, 2008, the Fund declared distributions from net investment income to shareholders of record on March 12, 2008. The per share amounts payable on March 14, 2008 were as follows:

Net
Investment
Income

Class A	$0.2313
Class B	0.1321
Class C	0.1361
Class I	0.2635
Class IS	0.2319

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Equity Index Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the S&P 500 Index. The Trustees noted that the Fund’s Class I shares performance was in the third quintile for the one-, three-, and five-year periods ended December 31, 2006, and in the fourth quintile for the ten-year period ended December 31, 2006, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565220 rv5 03/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2008

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 30, 2008